Derivative financial instruments - Net investment hedge (Details) - Net investment hedge € in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) $ / £ AUD ($) € / £ JPY (¥) ¥ / £ $ / £ EUR (€) USD ($)	Dec. 31, 2021 GBP (£) $ / £ USD ($) $ / £ ¥ / £ AUD ($) JPY (¥) € / £ EUR (€)
Derivative financial instruments
Hedge ratio	1
Ineffectiveness	£ (1)	£ 2
Cross-currency swaps | US dollar
Derivative financial instruments
Carrying amount		£ 2
Carrying amount	£ (105)
Nominal amount	1,728	596
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ (109)	£ (16)
Change in fair value of hedged item	(108)	(18)
Ineffectiveness	£ (1)	£ 2
Weighted average foreign exchange rate for the year | $ / £	1.250	1.296
Cross-currency swaps | JPY
Derivative financial instruments
Carrying amount		£ 1
Nominal amount	1,925	1,250
Hedge ratio	1	1
Change in fair value of outstanding instrument		£ 1
Change in fair value of hedged item		£ 1
Weighted average foreign exchange rate for the year | ¥ / £	137.071	134.326
Bonds | Euro
Derivative financial instruments
Carrying amount	£ (510)	£ (463)
Nominal amount	577	552
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ (22)	£ 28
Change in fair value of hedged item	£ (22)	£ 28
Weighted average foreign exchange rate for the year | € / £	1.154	1.147
Term loan | US dollar
Derivative financial instruments
Carrying amount	£ (579)
Nominal amount	700	0
Hedge ratio	1
Change in fair value of outstanding instrument	£ 60
Change in fair value of hedged item	£ 60
Weighted average foreign exchange rate for the year | $ / £	1.152
Overdraft | AUD
Derivative financial instruments
Carrying amount	£ (5)	£ (5)
Nominal amount	8	9
Hedge ratio	1	1
Weighted average foreign exchange rate for the year | $ / £	1.819	1.857